[LOGO]
RAMESH C. JHAVERI                                   INVESTMENTS TECHNOLOGY, INC.
   President                                                    18820 High Pkwy.
                                                          Rocky River, OH  44116
                                                           Phone: (216) 356-1565
                                                             Fax: (216) 331-7040

November 27, 1995


Dear Investor:

I have enclosed the supplement to the prospectus for the Jhaveri Value Fund
(JVF) which should be kept with the original prospectus. I have also enclosed JVF's semi annual report from commencement of operation, May 1, 1995 through September 30, 1995. During this period the Net Asset Value increased from $12.00 to $12.84 and the Net Assets increased from $100,000 to $8,667,782. An annualized total return of 17.77% was achieved during this period.

Since late July the equity markets have been trading at historically high levels. Typically, at the market top, there is increased volatility and speculation, increased IPOs and secondary offerings, increased mergers and acquisitions, spin-offs and stock splits, and significant sector rotation. The current market is characterized by all these activities, so greater caution is warranted. However, the market may continue to move to a higher trading range predicated by:

         1.      Favorable interest rate environment
         2.      Contained inflation
         3.      Low unemployment
         4.      Undervaluation of the Dollar
         5.      Moderate corporate earnings and GDP growth
         6.      Strong competitive position of U.S. companies - Significant cash flow generation and balance sheet improvement
         7.      Better corporate management and share repurchase programs
         8. Increasing participation by employees in retirement (401K) and IRA plans with greater allocation to equity mutual funds

This high valuation, increased volatility, and sector rotation has created a difficult investment environment. There are stock groups which are at high valuations and moving higher and stock groups which have declined 25-75% from their peak, oversold, but are still in a downtrend.

Our Stock Selection/Valuation Model is presenting us with two choices for possible purchase: (1) Buy stocks in the high valuation group on correction and sell higher. This may result in short term capital gains. (2) Buy stocks in undervalued and oversold group. These stocks are vulnerable to further decline due to short selling and tax loss selling. However, they are ripe for accumulation. Once the tax selling is complete, these stocks should begin their long term upside move with intermittent selling. This is a longer term investment strategy.

We will employ both choices in our investment strategy with significantly greater emphasis toward the second choice. Further, it is consistent with the two components of our operating strategy:

         o Stock Selection/Valuation Model designed to provide optimum Buy/Sell/Hold decisions
         o Risk management strategy to provide further screening and fine tuning of Buy/Sell/Hold decisions

This strategy is based on two historical and statistical observations:

During the last 50 years, the market has had twelve bull markets and eleven bear markets. On average, the bull markets increased 100% and lasted 3 3/4 years. On average, the bear markets declined 25% and lasted 3/4 year. Based on these statistics, it pays to be a long term investor with a dynamic allocation between stocks and cash.

Over the years, annual volatility in the S&P 500 stocks has averaged 50% between annual high and annual low. If you buy the stock within 20% of the low range and sell within 20% of the high range, this would result in 30-60% annual return depending on the holding period. Our stock model is designed to capitalize on this volatility. However, there is no assurance that we will be able to do so.

With these observations in mind, we will continue to manage to achieve our objective of long term capital appreciation.

If you have any questions please call us at (216) 356-1565.

Sincerely,



Ramesh C. Jhaveri

                   SUPPLEMENT  DATED NOVEMBER  10, 1995 TO
                        PROSPECTUS  DATED MAY 1, 1995

                              JHAVERI VALUE FUND

        The following condensed supplementary financial information for the period ended September 30, 1995, is derived from the unaudited financial statements of the Trust. The unaudited financial statements of the Trust are included in the Statement of Additional Information.

-----------------------------------------------------------------------------------------------------

                               JHAVERI VALUE FUND
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout the period
                 from May 1, 1995 (Commencement of Operations)
                           through September 30, 1995
                                  (Unaudited)


         Net asset value - beginning of period......................................           $12.00


         Income from investment operations
         Net investment income......................................................             .02
         Net gain on investments both realized and unrealized.......................             .82
                                                                                            --------
         Total from investment operations...........................................           12.84

         Less distributions
         Dividends from net investment income.......................................               0
                                                                                            --------
         Net asset value - end of period............................................          $12.84
                                                                                            ========

         Total Return**.............................................................           17.77%


         Ratios/supplemental data
         Net assets, end of period (in 000's)........................................          8,668
         Ratio of expenses to average net assets **..................................           2.48%
         Ratio of net investment income to average net assets**......................             42%
         Portfolio turnover rate.....................................................          22.44%

**Annualized

-----------------------------------------------------------------------------------------------------

The following should be read in conjunction with the section entitled "General Information" on page 13 of the Prospectus.

      As of September 30, 1995, the Triad-Erisa Partnership, Ramesh C. Jhaveri and Nalini R. Jhaveri, M.D. may be deemed to control the Fund as a result of their respective beneficial ownership of the shares of the Fund.

                               JHAVERI VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               September 30, 1995
                                  (Unaudited)


ASSETS


 Investments in securities, at value (cost $8,638,283)...............    $8,826,243
 Receivable for dividends and interest...............................        18,945
                                                                         ----------

   Total assets                                                           8,845,188
                                                                         ----------

LIABILITIES

 Payable for investment securities purchased..........................      116,682
 Accrued operating expenses...........................................       60,724
                                                                         ----------

   Total Liabilities                                                        177,406
                                                                         ----------

NET ASSETS

 Net assets (equivalent to $12.84 per share based on 675,176
   shares of capital stock outstanding)...............................   $8,667,782
                                                                         ==========

Composition of  Net Assets:

 Paid in capital......................................................   $8,238,077
 Accumulated  net investment income...................................       11,965
 Accumulated  net realized gain on investments........................      229,780
 Net unrealized appreciation on investments...........................      187,960
                                                                         ----------

NET ASSETS,  SEPTEMBER 30, 1995                                          $8,667,782
                                                                         ==========


JHAVERI VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1995

                                                                                             Market
                                                                               Shares         Value
                                                                            ------------    ----------
                          COMMON STOCKS                 67.77%
                                         AUTO/TRUCK-REPLACE/ORIG.PARTS    0.13%

                          FEDERAL-MOGUL CORP............................            600    $    11,475
                                                                                           -----------

                                         AUTOMOBILE-MANUFACTURING    3.19%

                          CHRYSLER CORP.................................          1,500         79,500
                          CONSORCIO GRUPO DINA S.A.ADR+.................          5,600         19,600
                          FORD MOTOR COMPANY............................            720         22,410
                          GENERAL MOTORS CORP...........................          3,300        154,687
                                                                                           -----------
                                                                                               276,197
                                                                                           -----------

                                         BANKS-MONEY CENTER    1.30%

                          BANKERS TRUST N Y.............................          1,600        112,400
                                                                                           -----------

                                         BANKS-REGIONAL    1.00%

                          BANC ONE CORP.(OHIO)..........................            700         25,550
                          PNC BANK CORP.................................          2,200         61,325
                                                                                           -----------
                                                                                                86,875
                                                                                           -----------

                                         BEVERAGES-ALCOHOLIC/SOFT DRINK    0.19%

                          BUENAS AIRES EMBOTELLADORA ADR+...............            700         16,275
                                                                                           -----------

                                         BROADCASTING-RADIO/TV/CABLE    0.39%

                          GRUPO TELEVISA S.A.ADR+.......................          1,700         34,000
                                                                                           -----------

                                         BUILDING-HEAVY CONSTRUCTION    5.24%

                          EMPRESAS ICA SOCIEDAD S.A.ADR+................         24,400        280,600
                          GRUPO TRIBASA SA ADR+*........................         16,100        118,737
                          MORRISON-KNUDSEN CORP.........................          7,100         55,025
                                                                                           -----------
                                                                                               454,362
                                                                                           -----------

                                                                                              Market
                                                                                 Shares        Value
                                                                              ------------  ----------
                                         BUILDING-RESIDENT/COMMERCIAL    0.29%

                          KAUFMAN & BROAD HOME CORP.....................          2,000    $    25,250
                                                                                           -----------

                                         BUSINESS PRODUCTS-RETAIL/WHLES    0.15%

                          BMC WEST CORP*................................            900         12,600
                                                                                           -----------

                                         CHEMICALS-SPECIALTY    0.15%

                          METHANEX CORP+*...............................          1,900         12,825
                                                                                           -----------

                                         COMMERCIAL SERVICES-MISC    0.29%

                          FRANKLIN QUEST CO*............................            500         12,250
                          VALUE HEALTH INC*.............................            500         13,250
                                                                                           -----------
                                                                                                25,500
                                                                                           -----------

                                         COMPUTER-GRAPHICS    1.16%

                          Q M S INC*....................................          1,900          8,550
                          RADIUS INC*...................................          1,000          7,125
                          SCITEX LTD. ORD+..............................          4,500         84,938
                                                                                           -----------
                                                                                               100,613
                                                                                           -----------

                                         COMPUTER-LOCAL NETWORK    0.12%

                          TRICORD SYS INC*..............................          2,200         10,038
                                                                                           -----------

                                         COMPUTER-MAINFRAMES    1.25%

                          AMDAHL CORPORATION*...........................          1,700         16,362
                          INTL.BUSINESS MACHINES CORP...................            300         28,312
                          UNISYS CORP*..................................          8,100         63,788
                                                                                           -----------
                                                                                               108,462
                                                                                           -----------

                                         COMPUTER-MINI/MICRO    0.36%

                          AST RESEARCH INC*.............................          2,300         23,000

                                                                                               Market
                                                                             Shares            Value
                                                                          ------------      ----------
                          TANDEM COMPUTERS*.............................            700    $     8,575
                                                                                            ----------
                                                                                                31,575
                                                                                            ----------

                                         COMPUTER-PERIPHERAL EQUIPMENT    2.26%

                          AMERICAN POWER CONVERSION*....................          4,900         60,025
                          GENERAL DATACOM INDUSTRIES INC*...............          2,200         32,450
                          STORAGE TECH CORP*............................          4,218        103,341
                                                                                            ----------
                                                                                               195,816
                                                                                            ----------

                                         COMPUTER-SERVICES    0.42%

                          AMERIDATA TECHNOLOGIES INC*...................            600          7,050
                          INTELLIGENT ELECTRONICS INC...................          3,500         29,750
                                                                                            ----------
                                                                                                36,800
                                                                                            ----------

                                         COMPUTER-SOFTWARE    0.68%

                          BANYAN SYSTEMS INC*...........................          2,000         20,250
                          WALL DATA INC*................................          2,200         39,050
                                                                                            ----------
                                                                                                59,300
                                                                                            ----------

                                         CONSUMER PRODUCTS-GLASS/METAL    0.08%

                          VITRO S A+....................................            840          6,825
                                                                                            ----------

                                         CONTAINER- METAL/GLASS    0.22%

                          CROWN CORK & SEAL*............................            500         19,375
                                                                                            ----------

                                         DIVERSIFIED OPERATION    1.37%

                          CORNING INC...................................            500         14,312
                          HANSON PLC ADR+...............................          2,770         45,013
                          JOSTENS INCORPORATED..........................          1,400         32,900
                          JWP INC*......................................         15,603              0
                          SYBASE INC*...................................            500         16,063
                          TRIARC COS INC*...............................            700         10,150
                                                                                            ----------
                                                                                               118,438
                                                                                            ----------

                                                                                       Market
                                                                           Shares       Value
                                                                        ------------ ----------
                                         ELECTRONIC-SEMICONDUCTORS    0.14%

                          TSENG LABS INC*...............................    1,400    $  12,075
                                                                                     ---------

                                         FINANCE-INVESTMENT BROKERS    0.80%

                          PAINE WEBBER GROUP INC........................    1,400       27,650
                          SALOMON INC...................................    1,100       42,075
                                                                                     ---------
                                                                                        69,725
                                                                                     ---------

                                         FINANCE-SAVINGS & LOAN    0.45%

                          AHMANSON H F & CO.............................      500       12,687
                          GREAT WESTERN FINANCIAL CORP..................    1,100       26,125
                                                                                     ---------
                                                                                        38,812
                                                                                     ---------

                                         FOOD-MISC.PREPARATION    3.67%

                          ARCHER DANIELS MIDLAND........................      630        9,686
                          CHIQUITA BRANDS INTL.INC......................   18,000      308,250
                                                                                     ---------
                                                                                       317,936
                                                                                     ---------

                                         HOUSEHOLD-APPLIANCES    0.11%

                          MAYTAG CORP...................................      550        9,625
                                                                                     ---------

                                         HOUSEWARES    0.78%

                          SHAW INDUSTRIES INC...........................    4,600       67,850
                                                                                     ---------

                                         INSURANCE-LIFE/PROPERTY/CAS.    0.61%

                          BANKERS LIFE HOLDING CORP.....................      400        7,500
                          JOHN ALDEN FIN'L CORP.........................    1,200       27,150
                          WESTERN NAT'L CORP............................    1,300       17,875
                                                                                     ---------
                                                                                        52,525
                                                                                     ---------

                                         LEISURE PRODUCTS    1.89%

                          BRUNSWICK CORP................................    1,700       34,425

                                                                                       Market
                                                                           Shares       Value
                                                                        ------------ ----------
                          C M L GROUP INC...............................    7,000    $   49,000
                          CALLAWAY GOLF CO..............................    1,340        20,770
                          KENNETECH CORP*...............................    5,400        31,050
                          SCORE BOARD INC*..............................    1,900        11,638
                          TOPPS COMPANY INC*............................      700         4,550
                          TYCO TOYS INC*................................    2,300        12,075
                                                                                     ----------
                                                                                        163,508
                                                                                     ----------

                                         LEISURE SERVICES    0.69%

                          DISCOVERY ZONE INC*...........................    2,900        16,222
                          INTL GAME TECHNOLOGY..........................    2,500        33,437
                          PRESIDENT CASINOS INC*........................    2,600        10,400
                                                                                     ----------
                                                                                         60,059
                                                                                     ----------

                                         MACHINERY-ELECTRICAL EQUIPMENT    2.73%

                          WESTINGHOUSE ELECTRIC CORP....................   15,750       236,250
                                                                                     ----------

                                         MEDICAL INSTRUMENTS/PRODUCTS    1.64%

                          UNITED STATES SURGICAL CORP...................    5,300       141,775
                                                                                     ----------

                                         MEDICAL-DRUGS    2.12%

                          ALZA CORP*....................................    2,000        46,000
                          CARTER WALLACE INC............................   10,300       128,750
                          PERRIGO COMPANY*..............................      700         8,575
                                                                                     ----------
                                                                                        183,325
                                                                                     ----------

                                         MEDICAL-GENERIC DRUGS    0.16%

                          MYLAN LABS INC................................      700        14,000
                                                                                     ----------

                                         MEDICAL-HOSPITALS/NURSING HOME    0.24%

                          COMMUNITY PSYCHIATRIC CENTERS INC.............    1,500        17,625
                          TENET HEALTHCARE CORP*........................      200         3,475
                                                                                     ----------
                                                                                         21,100
                                                                                     ----------

                                                                                       Market
                                                                           Shares       Value
                                                                        ------------ ----------
                                         MEDICAL-OUTPATIENT/HOME CARE    1.15%

                          CORAM HEALTHCARE CORP*........................    9,400    $  38,775
                          NOVACARE INC*.................................    3,500       26,250
                          QUANTUM HEALTH RESORTS INC*...................    3,200       34,400
                                                                                     ---------
                                                                                        99,425
                                                                                     ---------

                                         MEDICAL/DENTAL-SUPPLIES    0.29%

                          BAUSCH & LOMB INC.............................      600       24,825
                                                                                     ---------

                                         METAL ORES-GOLD/NON-FERROUS    0.13%

                          CYPRUS AMAX MINERALS CO.......................      400       11,250
                                                                                     ---------

                                         MISC.    0.00%

                          TEXAS GENERAL RES*............................      200            0
                                                                                     ---------

                                         OIL & GAS-FIELD SERVICES    0.43%

                          BAKER HUGHES INC..............................      900       18,337
                          USX-DELHI GROUP...............................    1,900       19,238
                                                                                     ---------
                                                                                        37,575
                                                                                     ---------

                                         OIL & GAS-INTERNATIONAL INTEGR    0.28%

                          USX-MARATHON GROUP............................      600       11,850
                          YPF SOCIEDAD ADR+.............................      700       12,600
                                                                                     ---------
                                                                                        24,450
                                                                                     ---------

                                         OIL & GAS-PRODUCTION/PIPELINE    0.03%

                          TRANSCANADA PIPELINE LTD+.....................      200        2,625
                                                                                     ---------

                                         OIL & GAS-US EXPLORE & PROD.    0.15%

                          ORYX ENERGY CO*...............................    1,000       13,000
                                                                                     ---------

                                                                                       Market
                                                                           Shares       Value
                                                                        ------------ ----------
                                         OIL & GAS-US INTEGRATED    0.51%

                          OCCIDENTAL PETROLEUM CORP.....................      400    $     8,800
                          PENNZOIL COMPANY..............................      800         35,100
                                                                                     -----------
                                                                                          43,900
                                                                                     -----------

                                         POLLUTION CONTROL-EQUIPMENT/SV    1.33%

                          SAFETY KLEEN CORP.............................    6,900        100,913
                          WMX TECHNOLOGIES INC..........................      500         14,250
                                                                                     -----------
                                                                                         115,163
                                                                                     -----------

                                         RETAIL-APPAREL/SHOE    0.76%

                          BURLINGTON COAT FACTORY WHSE.CORP*............    3,000         39,750
                          CHARMING SHOPPES INC*.........................      700          3,150
                          DESIGNS INC*..................................      700          5,425
                          EDISON BROS STORES INC*.......................    3,000         17,250
                                                                                     -----------
                                                                                          65,575
                                                                                     -----------

                                         RETAIL-DEPARTMENT STORES    3.82%

                          CALDOR CORP*..................................   17,000         93,500
                          K MART CORPORATION............................   16,400        237,800
                                                                                     -----------
                                                                                         331,300
                                                                                     -----------

                                         RETAIL-DISCOUNT & VARIETY    2.23%

                          BRADLEES INC*.................................    6,500         13,000
                          TJX COS INC...................................      500          5,938
                          TOYS R US INC*................................    1,500         40,500
                          WOOLWORTH CORP*...............................    8,500        133,875
                                                                                     -----------
                                                                                         193,313
                                                                                     -----------

                                         RETAIL-DIVERSIFIED/MISC.    0.61%

                          MICHAELS STORES INC*..........................    2,700         43,875
                          MUSICLAND STORES CORP*........................      700          5,950
                          SPORTS & REC INC*.............................      300          3,075
                                                                                     -----------
                                                                                          52,900
                                                                                     -----------

                                                                                       Market
                                                                           Shares       Value
                                                                        ------------ ----------
                                         RETAIL-FOOD & RESTAURANT    0.23%

                          CHECKERS DRIVE-IN RESTAURANTS INC*............    3,700    $     7,169
                          SHONEY'S INC*.................................    1,200         13,200
                                                                                     -----------
                                                                                          20,369
                                                                                     -----------

                                         RETAIL-HOME FURNISHINGS    0.41%

                          BOMBAY CO INC*................................    4,400         35,750
                                                                                     -----------

                                         RETAIL-MAIL ORDER & DIRECT    0.32%

                          FINGERHUT COS INC.............................    1,500         24,187
                          LANDS END INC*................................      200          3,150
                                                                                     -----------
                                                                                          27,337
                                                                                     -----------

                                         RETAIL-SUPERMARKETS    1.26%

                          FOOD LION INC. CL A...........................    1,900         11,519
                          GREAT ATLANTIC & PACIFIC TEA CO...............    3,500         98,000
                                                                                     -----------
                                                                                         109,519
                                                                                     -----------

                                         RETAIL/WHOLESALE-BLDG.PRODS.    0.58%

                          EAGLE HARDWARE & GARDEN INC*..................    5,400         50,625
                                                                                     -----------

                                         RETAIL/WHOLESALE-JEWELRY    0.62%

                          JAN BELL MARKETING INC*.......................   11,300         43,081
                          SERVICE MERCHANDISE CO. INC*..................    1,500         10,688
                                                                                     -----------
                                                                                          53,769
                                                                                     -----------

                                         SHOES & RELATED APPAREL    0.09%

                          STRIDE RITE CORP..............................      700          7,963
                                                                                     -----------

                                         STEEL-PRODUCERS    1.62%

                          BETHLEHEM STEEL CORP*.........................    5,300         74,862
                          BIRMINGHAM STEEL CORP.........................    1,800         31,500
                          LTV CORP. NEW*................................      600          8,400

                                                                                       Market
                                                                           Shares       Value
                                                                        ------------ ----------
                          WHX CORP*.....................................    2,200    $    25,300
                                                                                     -----------
                                                                                         140,062
                                                                                     -----------

                                         TELECOMMUNICATION EQUIPMENT    1.21%

                          ANTEC CORP*...................................    1,800         24,075
                          COMPRESSION LABS INC*.........................    8,700         68,512
                          ITEL CORP*....................................        9            340
                          SCIENTIFIC ATLANTIC INC.......................      700         11,813
                                                                                     -----------
                                                                                         104,740
                                                                                     -----------

                                         TELECOMMUNICATION SERVICES    0.07%

                          U.S.LONG DISTANCE CORP*.......................      400          6,025
                                                                                     -----------

                                         TEXTILE/APPAREL-MILL PRODUCTS    1.73%

                          FRUIT OF THE LOOM*............................      500         10,312
                          LIZ CLAIBORNE INC.............................    5,200        131,300
                          LONGVIEW FIBRE CO.............................      200          3,050
                          STARTER CORP*.................................      700          5,075
                                                                                     -----------
                                                                                         149,737
                                                                                     -----------

                                         TOBACCO    1.49%

                          RJR NABISCO HOLDINGS CORP.....................    3,986        129,047
                                                                                     -----------

                                         TRANSPORTATION-AIRLINE    0.16%

                          DELTA AIRLINES................................      200         13,850
                                                                                     -----------

                                         TRANSPORTATION-TRUCK    0.12%

                          AMERICAN FREIGHTWAYS*.........................      700         10,500
                                                                                     -----------

                                         TRUCKS & PARTS-LONG HAUL    0.39%

                          NAVISTAR INTL CORP*...........................    2,800         33,600
                                                                                     -----------


                                                                                       Market
                                                                           Shares       Value
                                                                        ------------ ----------
                                         UTILITY-ELECTRIC POWER    5.56%

                          CENTERIOR ENERGY CORP.........................   10,500     $  114,187
                          CONSOLIDATED EDISON CO. N.Y. INC..............      900         27,337
                          ENTERGY CORP. NEW.............................    1,400         36,575
                          NIAGARA MOHAWK POWER CORP.....................      300          3,938
                          PACIFIC GAS & ELECTRIC CO.....................    2,000         59,750
                          SCE CORP......................................    9,500        168,625
                          TEXAS UTILITIES CO............................    1,000         34,875
                          UNICOM CORP...................................    1,200         36,300
                                                                                      ----------
                                                                                         481,587
                                                                                      ----------

                                         UTILITY-GAS DISTRIBUTION    0.74%

                          NORAM ENERGY CORP.............................    8,150         64,181
                                                                                      ----------

                                         UTILITY-TELEPHONE    3.18%

                          PACIFIC TELESIS GROUP.........................      500         15,375
                          TELEFONOS DE MEXICO S.A.ADR+..................    8,200        260,350
                                                                                      ----------
                                                                                         275,725
                                                                                      ----------


                             TOTAL COMMON STOCKS............................           5,873,253
                                                                                      ----------
                                                                        Principal
                                                                        Amount        Value
                                                                        ----------    ----------
                          BONDS                       0.02%

                          WMX TECHNOLOGIES INC. 2% SUBORDINATED
                            CONVERTIBLE NOTES DUE 01/24/2005............    2,000     $    1,700
                                                                                      ----------

                          SHORT TERM INVESTMENTS             34.05%

                          STAR TREASURY FUND 5.16%......................2,951,290      2,951,290
                                                                                      ----------


                             TOTAL INVESTMENTS............... 101.83%                                   8,826,243

                          Other assets less liabilities......  -1.83%                                    (158,461)
                                                              -------                                   ---------
                             TOTAL NET ASSETS................ 100.00%                                   $8,667,782
                                                              =======                                   ==========

                          * Non-income producing property
                          + Foreign security


                               JHAVERI VALUE FUND
                            STATEMENT OF OPERATIONS
                        for the period from May 1, 1995
                          (Commencement of operations)
                          through September 30, 1995
                                  (Unaudited)

INVESTMENT INCOME

 Interest                                                $ 40,021
 Dividends                                                 42,668
                                                       ----------
   Total Investment Income                                 82,689
                                                       ----------

EXPENSES

Operating Expenses (Note 3)                               70 ,724
                                                       ----------

  Net investment income                                    11,965
                                                       ----------

Net realized gain on security transactions                229,780
Net change in unrealized appreciation on
  investments                                             187,960
                                                       ----------
Net gain on investments                                   417,740
                                                       ----------


Net increase in net assets resulting
  from operations                                        $429,705
                                                       ==========



                               JHAVERI VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                       for the period from  May  1, 1995
                          (Commencement of Operations)
                           through September 30, 1995
                                  (Unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS:

 Net investment income................................................       $ 11,965
 Net realized gain on securities transactions.........................        229,780
 Net change in unrealized appreciation of investments.................        187,960
                                                                          -----------
 Net increase in net assets resulting from operations.................        429,705
                                                                          -----------


 DISTRIBUTION TO SHAREHOLDERS:

  From net investment income..........................................              0
  From net realized gain on investments...............................              0

FUND SHARE TRANSACTIONS:

 Net proceeds from shares sold........................................      8,250,708
 Dividends reinvested.................................................              0
 Payment for shares redeemed..........................................       (112,631)
                                                                         ------------
 Net increase in net assets from fund share transactions..............      8,138,077
                                                                         ------------

NET ASSETS:

 Beginning of period..................................................        100,000
                                                                         ------------
 End of period (including undistributed investment income of
    $11,965)..........................................................     $8,667,782
                                                                         ============

                               JHAVERI VALUE FUND
               NOTES TO FINANCIAL STATEMENTS- SEPTEMBER 30, 1995
                                  (Unaudited)



NOTE 1. ORGANIZATION

      The Jhaveri Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the "Fund").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.
Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

      Federal Income Taxes-The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net invesment income and any realized capital gains.

      Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

      Other-The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis.

NOTE 3. INVESTMENT ADVISORY AGREEMENT


      The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Adviser due to their ownership of its shares and their positions as officers and directors of the Adviser. They, because of such affiliation, may receive benefits from the management fees paid to the Adviser.

     Under the terms of the managment agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate
of 2.50% of the average daily net assets of the Fund.   The rate of the
advisory fees paid by most investment companies to their investment advisers is lower than the rate of the advisory fees paid by the Fund. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

NOTE 4. CAPITAL SHARE TRANSACTIONS

      As of September 30, 1995 there was an unlimited number of no par value shares of capital stock authorized for the Fund.

      Transactions in capital stock were as follows:



                                       For the period from
                             May 1, 1995 (Commencement of Operations)
                                   through September 30, 1995

                                                  Shares                    Amount
                                                 -------                  ---------
Shares sold                                      675,967                  $8,250,708

Shares issued in reinvestment
   of dividends                                        0                           0

Shares redeemed                                   (9,124)                   (112,631)
                                               ---------                  ----------
Net increase                                     666,843                  $8,138,077
                                               =========                  ==========

Total paid in capital                                                     $8,138,077
                                                                          ==========

NOTE 5.  INVESTMENTS

     For the period from May 1, 1995 (commencement of operations) through September 30, 1995, purchases and sales of investment securities, other than short-term investments, aggregated $7,007,985 and $1,550,770 respectively. The gross unrealized appreciation for all securities totaled $479,741 and the gross unrealized depreciation for all securities totaled $291,781 or a net unrealized appreciation of $187,960. The aggregate cost of securities for federal income tax purposes at September 30, 1995 was $8,638,283.



                               JHAVERI VALUE FUND
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout the period
                 from May 1, 1995 (Commencement of Operations)
                           through September 30, 1995
                                  (Unaudited)

Net asset value - beginning of period.....................................    $12.00


Income from investment operations
Net investment income.....................................................       .02
Net gain on investments both realized and unrealized......................       .82
                                                                             -------
Total from investment operations..........................................     12.84


Less distributions
Dividends from net investment income......................................         0
                                                                             -------
Net asset value - end of period...........................................    $12.84
                                                                             =======
Total Return**............................................................     17.77%


Ratios/supplemental data
Net assets, end of period (in 000's)......................................     8,668
Ratio of expenses to average net assets **................................      2.48%
Ratio of net investment income to average net assets**.. .................        42%
Portfolio turnover rate...................................................     22.44%

**Annualized
